Long-term investments	12 Months Ended
Dec. 31, 2019
Long-term investments
Long-term investments

9.          Long-term investments

(In thousands)	December 31, 2018	December 31, 2019
Equity method investments:
Balance at beginning of the year	311	—
Share of loss and impairment from equity investees	(307)	—
Exchange differences	(4)	—
Balance at end of the year	—	—
Equity interests without a readily determinable fair value:
Balance at beginning of the year	42,430	33,638
Additions	—	2,838
Disposal	—	(1,055)
Net unrealized gains on investments held	—	10,907
Exchange difference	(998)	(132)
Less: impairment loss on long-term investments (i)	(7,794)	(19,831)
Balance at end of the year	33,638	26,365

Total long-term investments	33,638	26,365

Details of the Group's ownership of the long-term investments are as follows:

	Percentage of ownership of
	shares as of December 31,
Investee	2018	2019
Equity method investments:
Zhuhai Qianyou	19.00%	19.00%
Big Data	28.77%	28.77%
Equity interests without a readily determinable fair value: Guangzhou Yuechuan Network Technology Co., Ltd.	9.30%	9.30%
Shanghai Guozhi Electronic Technology Co., Ltd.	16.80%	16.80%
Guangzhou Hongsi Network Technology Co., Ltd.	19.90%	19.90%
Chengdu Diting Technology Co., Ltd.	12.74%	12.74%
Xiamen Diensi Network Technology Co., Ltd.	14.25%	14.25%
11.2 Capital I, L.P.	2.03%	2.03%
Cloudtropy(i)	9.69%	9.69%
Shanghai Lexiang Technology Co., Ltd. ("Shanghai Lexiang") (i) (iii)	14.12%	13.54%
Hangzhou Feixiang Data Technology Co., Ltd.	28.00%	28.00%
Shenzhen Meizhi Interactive Technology Co., Ltd.	9.40%	9.40%
Beijing Yunhui Tianxia Technology Co., Ltd.	13.70%	13.70%
Shenzhen Arashi (ii)	11.63%	8.73%
Beijing Cloudin Technology Limited Co., Ltd. ("Beijing Cloudin") (i) (iv)	4.61%	4.12%
Tianjin Kunzhiyi Network Technology Co., Ltd.	19.99%	19.99%
Quanxun Huiju Networking Technology (Beijing) Co., Ltd. (Quanxun Huiju) (v)	—	5.4%

(i)

In 2019, the Group recognized impairment against its investments in Shanghai Lexiang, Cloudtropy and Beijing Cloudin of USD 14,518,000,USD 4,213,000 and USD 1,100,000, respectively after considering the latest operation status and financial and liquidity position of respective investees.

(ii)In 2019, the fair value change in the equity of investment in Shenzhen Arashi was USD 12,083,000, which was measured based on the observable market transaction. The Group also disposed 1.25% of the equity interest in Shenzhen Arashi in January 2019, which results in a gain of USD 579,000. As of December 31, 2019, the equity interest held by the Group in Shenzhen Arashi was 8.73%.

(iii)In 2019, the fair value change in the equity of investment in Shanghai Lexiang was USD 1,176,000, which was measured based on the indicative valuation from the capital injection in January 2019.

(iv)In 2019, a reorganization was undertaken by Cloudin Technology (Cayman) Limited, pursuant to which the VIE structure was removed and the investee company was changed to Beijing Cloudin, and the equity interest held by the Group was changed from 4.61% to 4.12%.

(v)In July 2019, Shenzhen Xunlei made an equity investment of USD 2,838,000 to acquire 5.4% equity interest of Quanxun Huiju, which is a privately-held company.